Investment Risks - NICHOLAS FUND INC - NICHOLAS FUND INC	Oct. 31, 2025
Portfolio Specific Risk [Member]
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Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Although the Fund will invest most of its assets in the securities of medium- and large‑sized companies, the Fund may face additional risks due to its investments in small‑sized companies. Securities of small- to medium‑sized companies often fluctuate in price more than common stocks of larger companies.

Selection Risk [Member]
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Selection Risk – The Fund also faces selection risk, which is the risk that the stocks the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.

Public Health Threats Risk [Member]
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Public Health Threats Risk – Threats to public health can have a negative impact on the global economy and financial markets, which could adversely affect the securities held by the Fund. Impacts of public health threats may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks may exacerbate other pre‑existing political, social and economic risks and disrupt normal market conditions and operations. The impact of an outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. These developments as well as other events could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk [Member]
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Cybersecurity Risk – The Fund, its service providers, and third party fund distribution platforms, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other issues, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. The occurrence of any of these issues could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Market Risks [Member]
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Market Risk – Market risk involves the possibility that the value of the Fund’s investments will fluctuate as the stock market fluctuates over short- or longer-term periods. Common stock prices tend to be more volatile than other investment choices.

Risk Lose Money [Member]
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Risk [Text Block]	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.